SCHEDULE OF TRADE AND OTHER PAYABLES (Details) - SGD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade And Other Payables
Trade payables	$ 38,633	$ 24,618
Other payables	37,292	50,428
Accrued operating expenses	363,690	446,634
Deferred grant income	1,408	2,944
Total	$ 441,023	$ 524,624